Finance and Other Income - Summary of Finance and Other Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Other Comprehensive Income [Abstract]
Bank interest receivable	£ 129	£ 27	£ 39
Total Finance and other income	£ 129	£ 27	£ 39